Mandatory convertible debentures (FY)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Mandatory Convertible Debenture [Abstract]
Mandatory convertible debentures
10.	Mandatory convertible debentures
On January 12, 2024, the Company closed a tranche of unsecured convertible notes in the principal amount of $100,000 that bear interest at the rate of 15% per annum, payable only in Company securities on the Conversion Date, or payable in cash in connection with a Liquidating Event or Event of Default.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest automatically convert into SVS of the Company as follows:
•	At a conversion price equal to the greater of (a) $7.65 multiplied by the Common Conversion Ratio, and (b) CAD$1.03.
•	The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.
In the event the Company does not complete a De-SPAC transaction by October 8, 2024 (270 days from the issuance date of the notes), the principal and accrued interest are automatically convertible into units consisting of one SVS and half of a share purchase warrant, as follows:
•	At a conversion price equal to the greater of (a) the 30-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$1.03.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$1.03. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
The mandatory convertible debentures were liabilities classified and initially recorded at fair value with subsequent changes in fair value being recorded in profit and loss (“FVTPL”). The initial fair value was estimated to be $100,000. During the year ended July 31, 2024, the Company recognized a change in fair value of $27,500 using a Monte Carlo Simulation. In October 2024, the mandatory convertible debentures were revalued to $57,000 using a Monte Carlo Simulation and were converted to 22,448 shares of the Company. The debenture holders were also supposed to receive 11,224 warrants. As of the date of these financial statements, these warrants have not yet been issued. The Company recorded a gain on revaluation during the six months ended January 31, 2025 of $70,500.
In connection with the issuance of these mandatory convertible debentures, the Company incurred $7,545 in directly attributable transaction costs which were recorded immediately in the consolidated statement of profit and loss as general and administrative expenses.
Continuity of the Company’s mandatory convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	100,000
Change in fair value of mandatory convertible debentures	27,500
Balance as at July 31, 2024	$127,500
Change in fair value of mandatory convertible debentures	(70,500)
Conversion of debentures	(57,000)
Balance as at January 31, 2025	$—

The key inputs used in the Monte Carlo model for the revaluation of the mandatory convertible debentures as at July 31, 2024 are set out in the table below. In October 2024, the mandatory convertible debentures were automatically converted into shares and warrants to be issued. Immediately prior to conversion, the Company revalued the mandatory convertible debentures. The fair value of the shares were valued using a share price of $0.34 and the warrants using the Black-Scholes option pricing model (Note 13).

As at July 31, 2024
Probability of De-SPAC Transaction closing by maturity date	85%
Risk-free interest rate	4.42%
Expected term (years)	0.19
Expected annual volatility for the Company	92.5%
Expected annual volatility for Focus Impact	2.5%
Common conversion ratio	0.083
Foreign exchange rate	0.7242

DevvStream Holdings, Inc. [Member]
Mandatory Convertible Debenture [Abstract]
Mandatory convertible debentures
7.	Mandatory convertible debentures
On January 12, 2024, the Company closed a tranche of unsecured convertible notes in the principal amount of $100,000 that bear interest at the rate of 15% per annum, payable only in Company securities on the Conversion Date, or payable in cash in connection with a Liquidating Event or Event of Default.
In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest automatically convert into SVS of the Company as follows:
•	At a conversion price equal to the greater of (a) $7.65 multiplied by the Common Conversion Ratio, and (b) CAD$1.03.
•	The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.
In the event the Company does not complete a De-SPAC transaction by October 8, 2024 (270 days from the issuance date of the notes), the principal and accrued interest are automatically convertible into units consisting of one SVS and half of a share purchase warrant, as follows:
•	At a conversion price equal to the greater of (a) the 30-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$1.03.
•
Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$1.03. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.
The mandatory convertible debentures are liability classified and initially recorded at fair value with subsequent changes in fair value being recorded in profit and loss (“FVTPL”). The initial fair value was estimated to be $100,000. As at July 31, 2024, the Company revalued the mandatory convertible debentures using a Monte Carlo Simulation and recorded a change in fair value of $27,500 as an unrealized loss on mandatory convertible debentures.
In connection with the issuance of these mandatory convertible debentures, the Company incurred $7,545 in directly attributable transaction costs which were recorded immediately in the consolidated statement of profit and loss as general and administrative expenses.
A continuity of the Company’s mandatory convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	100,000
Unrealized loss on mandatory convertible debentures	27,500
Balance as at July 31, 2024	$127,500

The key inputs used in the Monte Carlo model for the revaluation of the mandatory convertible debentures as at July 31, 2024 were as follows:

As at July 31, 2024
Probability of De-SPAC Transaction closing by maturity date	85%
Risk-free interest rate	4.42%
Expected term (years)	0.19
Expected annual volatility for the Company	92.5%
Expected annual volatility for Focus Impact	2.5%
Common conversion ratio	0.083
Foreign exchange rate	0.7242